                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end: 03-31
                        --------------------------------------------------------

Date of reporting period: 6-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
JUNE 30, 2006

[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 86.9%
       $25,000,000  U.S. Treasury Bills, 4.24%, 7/6/06            $   24,985,277
       100,000,000  U.S. Treasury Bills, 4.41%, 7/13/06               99,853,041
       100,000,000  U.S. Treasury Bills, 4.61%, 7/20/06               99,756,958
       250,000,000  U.S. Treasury Bills, 4.60%, 7/27/06              249,163,125
       200,000,000  U.S. Treasury Bills, 4.69%, 8/10/06              198,956,112
       240,000,000  U.S. Treasury Bills, 4.69%, 8/24/06              238,311,307
       100,000,000  U.S. Treasury Bills, 4.55%, 8/31/06               99,229,027
       255,000,000  U.S. Treasury Bills, 4.70%, 9/7/06               252,734,042
       181,000,000  U.S. Treasury Bills, 4.74%, 9/14/06              179,212,621
       120,000,000  U.S. Treasury Bills, 4.78%, 9/21/06              118,693,831
        75,000,000  U.S. Treasury Bills, 4.90%, 9/28/06               74,092,076
       150,000,000  U.S. Treasury Bills, 4.79%, 10/12/06             147,945,722
        50,000,000  U.S. Treasury Bills, 4.72%, 10/19/06              49,278,507
        30,000,000  U.S. Treasury Bills, 5.01%, 11/2/06               29,482,713
        50,000,000  U.S. Treasury Bills, 4.83%, 11/16/06              49,074,250
       100,000,000  U.S. Treasury Bills, 4.94%, 12/14/06              97,720,382
        25,000,000  U.S. Treasury Bills, 5.11%, 12/28/06              24,361,250
                                                                 ---------------
TOTAL U.S. TREASURY BILLS                                          2,032,850,241
                                                                 ---------------
U.S. TREASURY NOTES(1)
        50,000,000  U.S. Treasury Notes, 2.75%, 7/31/06               49,920,177
        25,000,000  U.S. Treasury Notes, 2.375%, 8/15/06              24,940,437
        25,000,000  U.S. Treasury Notes, 2.375%, 8/31/06              24,915,985
        75,000,000  U.S. Treasury Notes, 2.625%, 11/15/06             74,377,588
        50,000,000  U.S. Treasury Notes, 2.875%, 11/30/06             49,515,043
        25,000,000  U.S. Treasury Notes, 6.25%, 2/15/07               25,150,703
                                                                 ---------------
TOTAL U.S. TREASURY NOTES                                            248,819,933
                                                                 ---------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(2) - 2.8%
        50,000,000  STRIPS - PRINCIPAL, 4.68%, 8/15/06                49,716,514
        25,000,000  STRIPS - PRINCIPAL, 5.15%, 11/15/06               24,530,574
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS            74,247,088
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 89.7%                                2,355,917,262
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 10.3%                                 270,901,178
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,626,818,440
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2) The rate indicated is the yield to maturity at purchase.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments   $ 2,355,917,262
                                  ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
JUNE 30, 2006

[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) - 96.7%
      $122,000,000  GNMA, 5.00%, settlement date
                    7/20/06(2)                                    $  115,480,563
        60,000,000  GNMA, 5.50%, settlement date
                    7/20/06(2)                                        58,162,499
       219,000,000  GNMA, 6.00%, settlement date
                    7/20/06(2)                                       216,970,312
        58,000,000  GNMA, 6.50%, settlement date
                    7/20/06(2)                                        58,725,000
       189,624,021  GNMA, 5.00%, 6/15/33 to 3/15/36(3)               179,556,891
       495,403,637  GNMA, 5.50%, 4/15/33 to 4/20/36(3)               479,791,890
        92,382,723  GNMA, 6.00%, 7/20/16 to 9/20/34                   91,577,159
        60,009,572  GNMA, 6.50%, 6/15/23 to 4/15/32                   60,891,996
        20,439,404  GNMA, 7.00%, 9/15/08 to 12/20/29                  21,069,469
           199,012  GNMA, 7.25%, 9/15/22 to 6/15/23                      206,052
        16,364,593  GNMA, 7.50%, 5/20/08 to 11/15/31                  17,119,313
           161,486  GNMA, 7.65%, 6/15/16 to 12/15/16                     168,125
           229,550  GNMA, 7.75%, 9/20/17 to 8/20/25                      240,583
           280,989  GNMA, 7.77%, 4/15/20 to 6/15/20                      295,095
           131,562  GNMA, 7.85%, 7/20/21 to 10/20/22                     138,034
            16,728  GNMA, 7.89%, 9/20/22                                  17,578
           223,437  GNMA, 7.98%, 6/15/19                                 235,718
         4,416,880  GNMA, 8.00%, 12/15/06 to 7/20/30                   4,682,918
           215,434  GNMA, 8.15%, 1/15/20 to 2/15/21                      229,592
         1,054,080  GNMA, 8.25%, 4/15/08 to 5/15/27                    1,119,563
            61,635  GNMA, 8.35%, 11/15/20                                 66,020
         4,102,492  GNMA, 8.50%, 7/15/08 to 12/15/30                   4,410,092
           437,734  GNMA, 8.75%, 1/15/17 to 7/15/27                      469,361
         3,291,385  GNMA, 9.00%, 8/15/08 to 1/15/25                    3,501,495
           443,059  GNMA, 9.25%, 8/15/16 to 8/15/26                      479,128
         1,140,440  GNMA, 9.50%, 6/15/09 to 7/20/25                    1,238,042
           157,522  GNMA, 9.75%, 8/15/16 to 11/20/21                     170,045
           274,715  GNMA, 10.00%, 11/15/09 to 1/20/22                    300,130
            97,059  GNMA, 10.25%, 5/15/12 to 2/15/19                     105,618
           113,838  GNMA, 10.50%, 3/15/14 to 7/15/19                     125,123
            12,118  GNMA, 10.75%, 12/15/09 to 3/15/10                     12,888
           272,830  GNMA, 11.00%, 12/15/09 to 6/15/20                    295,574
             2,778  GNMA, 11.25%, 2/20/16                                  3,051
            51,038  GNMA, 11.50%, 2/15/13 to 8/20/19                      56,128
            28,464  GNMA, 12.00%, 10/15/10 to 12/15/12                    31,010
            15,491  GNMA, 12.25%, 2/15/14 to 5/15/15                      16,890
            88,165  GNMA, 12.50%, 5/15/10 to 5/15/15                      96,413
           139,994  GNMA, 13.00%, 1/15/11 to 8/15/15                     154,947
            63,448  GNMA, 13.50%, 5/15/10 to 11/15/14                     70,718
             8,549  GNMA, 13.75%, 8/15/14                                  9,509
             4,070  GNMA, 14.00%, 6/15/11 to 7/15/11                       4,560
            49,782  GNMA, 14.50%, 10/15/12 to 12/15/12                    56,155
            45,965  GNMA, 15.00%, 7/15/11 to 10/15/12                     52,153
             6,176  GNMA, 16.00%, 10/15/11 to 12/15/11                     7,087
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES            1,318,410,487
  (Cost $1,357,127,790)                                          ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 13.1%
           851,984  GNMA, Series 1998-17, Class F,
                    VRN, 5.71%, 7/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                              861,846
         6,817,491  GNMA, Series 1998-6, Class FA,
                    VRN, 5.72%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.51% with a cap of 9.00%                     6,893,206

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           562,614  GNMA, Series 2000-22, Class FG,
                    VRN, 5.41%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with no caps                              563,170
         3,962,087  GNMA, Series 2001-59, Class FD,
                    VRN, 5.71%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            4,014,046
         8,267,428  GNMA, Series 2001-62, Class FB,
                    VRN, 5.71%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with no caps                            8,377,021
         4,692,750  GNMA, Series 2002-13, Class FA,
                    VRN, 5.71%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     4,749,269
         8,363,429  GNMA, Series 2002-24, Class FA,
                    VRN, 5.71%, 7/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     8,451,538
         2,730,608  GNMA, Series 2002-29, Class FA
                    SEQ, VRN, 5.62%, 7/20/06, resets
                     monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 9.00%                     2,747,554
         2,258,837  GNMA, Series 2002-31, Class FW,
                    VRN, 5.61%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 8.50%                     2,276,329
         1,949,805  GNMA, Series 2003-14, Class F,
                    VRN, 5.62%, 7/20/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                            1,958,577
         4,444,340  GNMA, Series 2003-42, Class FW,
                    VRN, 5.62%, 7/20/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.00%                     4,454,233
         8,819,498  GNMA, Series 2003-7, Class FA,
                    VRN, 5.66%, 7/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                            8,908,442
         8,582,849  GNMA, Series 2004-11, Class UC,
                    5.00%, 4/16/26                                     8,507,423
         5,715,681  GNMA, Series 2004-39, Class XF
                    SEQ, VRN, 5.46%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.25% with a cap of 7.50%                     5,727,616
         3,171,307  GNMA, Series 2004-42, Class AB
                    SEQ, 6.00%, 3/20/32                                3,170,498
         8,451,534  GNMA, Series 2004-46, Class QH,
                    4.50%, 4/20/25                                     8,382,722
        51,028,989  GNMA, Series 2004-53, Class FB
                    SEQ, VRN, 5.61%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                    51,377,976
        26,457,207  GNMA, Series 2004-82, Class DM,
                    5.00%, 10/20/27                                   26,167,236
        18,893,009  GNMA, Series 2005-24, Class F,
                    VRN, 5.41%, 7/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 7.00%                    18,889,797
         1,763,414  GNMA, Series 2006-27, Class QA,
                    6.00%, 10/20/23                                    1,761,919
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 178,240,418
  (Cost $178,705,838)                                            ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 11.6%
        18,500,000  FFCB, VRN, 5.00%, 7/1/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                          18,503,955
        20,000,000  FFCB, VRN, 5.02%, 7/3/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps(3)                       20,012,540
         8,000,000  FFCB, VRN, 5.07%, 7/7/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps(3)                        8,005,744
        12,700,000  FFCB, VRN, 5.13%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.065% with no caps(3)                      12,703,810
        20,000,000  FFCB, VRN, 5.17%, 7/20/06, resets
                    monthly off the 1-month LIBOR
                     minus 0.10% with no caps(3)                      20,008,940
        19,000,000  FFCB, VRN, 5.19%, 7/17/06 to
                    7/22/06, resets monthly off the
                    1-month LIBOR minus 0.06%
                    with no caps(3)                                   19,002,312
        34,425,000  FFCB, VRN, 5.25%, 7/24/06 to
                    7/28/06, resets monthly off the
                    1-month LIBOR minus 0.075%
                    with no caps(3)                                   34,436,815

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        15,000,000  FFCB, VRN, 5.28%, 7/31/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.07% with no caps(3)                       15,005,400
        10,000,000  FNMA, VRN, 5.01%, 7/7/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.12% with no caps(3)                       10,000,780
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              157,680,296
  (Cost $139,629,673)                                            ---------------

U.S. TREASURY SECURITIES - 1.5%
        20,000,000  U.S. Treasury Notes, 4.88%,
                    5/31/08(3)(4)                                     19,894,540
                                                                 ---------------
  (Cost $19,888,876)

TEMPORARY CASH INVESTMENTS - 10.3%
Repurchase Agreement, Credit Suisse First Boston,
Inc., (collateralized by various U.S. Treasury
obligations, 6.125% - 8.875%, 2/15/19 - 8/15/29,
valued at $69,130,945), in a joint trading account
at 4.50%, dated 6/30/06, due 7/3/06
(Delivery value $67,775,406)(3)                                       67,750,000

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$4,808,337), in a joint trading account at 4.35%,
dated 6/30/06, due 7/3/06
(Delivery value $4,703,704)(3)                                         4,702,000

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $69,759,200), in a joint
trading account at 4.48%, dated 6/30/06,
due 7/3/06 (Delivery value $67,775,293)(3)                            67,750,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     140,202,000
  (Cost $140,202,000)                                            ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(5)(6)
Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 5.31%,
dated 6/30/06, due 7/3/06
(Delivery value $233,829)                                                233,726
                                                                 ---------------
  (Cost $233,726)

TOTAL INVESTMENT SECURITIES - 133.2%                               1,814,661,467
                                                                 ---------------
  (COST $1,853,788,742)
OTHER ASSETS AND LIABILITIES - (33.2)%                             (452,206,194)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,362,455,273
                                                                 ===============

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
SEQ = Sequential Payer
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for a forward commitment.
(4) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $17,878,618.
(5) Category is less than 0.05% of total net assets.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GINNIE MAE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $1,854,198,899
                                            ==============
Gross tax appreciation of investments       $    3,324,195
Gross tax depreciation of investments         (42,861,627)
                                            --------------
Net tax depreciation of investments         $ (39,537,432)
                                            ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
JUNE 30, 2006

[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 56.3%
        $2,000,000  FFCB, 6.60%, 7/7/06                             $  2,000,390
        15,001,000  FFCB, 2.125%, 7/17/06                             14,981,774
        25,000,000  FFCB, VRN, 5.08%, 7/4/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.04% with no caps                           25,000,032
        12,250,000  FFCB, VRN, 5.08%, 7/4/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.04% with no caps                           12,249,936
        16,000,000  FFCB, VRN, 5.14%, 7/5/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.10% with no caps                           15,994,477
        10,000,000  FFCB, VRN, 5.19%, 7/5/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.15% with no caps                           10,000,000
        39,000,000  FHLB, 3.25%, 7/21/06                              38,960,096
         4,000,000  FHLB, 4.00%, 8/4/06                                4,002,518
        12,250,000  FHLB, 3.25%, 8/11/06                              12,231,113
        45,170,000  FHLB, 2.875%, 8/15/06                             45,047,235
        11,240,000  FHLB, 3.50%, 8/15/06                              11,218,664
        13,000,000  FHLB, 2.33%, 8/23/06                              12,945,888
         5,000,000  FHLB, 2.95%, 9/14/06                               4,978,461
         5,125,000  FHLB, 2.875%, 9/15/06                              5,105,794
         2,590,000  FHLB, 3.75%, 9/28/06                               2,584,163
         1,280,000  FHLB, 2.75%, 11/15/06                              1,270,749
         3,870,000  FHLB, 4.125%, 11/15/06                             3,861,770
         1,500,000  FHLB, 4.875%, 11/15/06                             1,500,736
         1,000,000  FHLB, 3.75%, 11/30/06                                995,027
         1,750,000  FHLB, 3.875%, 12/1/06                              1,738,959
        10,000,000  FHLB, 5.20%, 12/26/06                             10,000,095
         5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
         8,000,000  FHLB, 2.875%, 2/15/07                              7,897,711
         6,155,000  FHLB, 3.375%, 2/15/07                              6,094,702
        10,000,000  FHLB, 2.625%, 2/16/07                              9,838,279
         5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
        20,000,000  FHLB, VRN, 5.21%, 7/5/06, resets
                    weekly off the 3-month T-Bill
                    plus 0.17% with no caps                           20,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              290,498,569
                                                                 ---------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) - 42.8%
        10,000,000  FFCB Discount Notes, 5.06%, 12/12/06               9,769,489
        65,500,000  FHLB Discount Notes, 5.06%, 7/5/06                65,463,152
        20,000,000  FHLB Discount Notes, 4.90%, 7/7/06                19,983,667
           900,000  FHLB Discount Notes, 5.00%, 7/12/06                  898,625
        40,700,000  FHLB Discount Notes, 5.14%, 7/14/06               40,624,488
        25,710,000  FHLB Discount Notes, 5.17%, 7/19/06               25,643,572
        12,000,000  FHLB Discount Notes, 5.17%, 7/21/06               11,965,550
         8,776,000  FHLB Discount Notes, 5.15%, 7/26/06                8,744,612
        21,000,000  FHLB Discount Notes, 5.00%, 7/28/06               20,921,250
           223,000  FHLB Discount Notes, 5.04%, 8/11/06                  221,720
         9,000,000  FHLB Discount Notes, 5.20%, 8/18/06                8,937,660
           235,000  FHLB Discount Notes, 5.14%, 8/23/06                  233,222
         6,000,000  FHLB Discount Notes, 5.13%, 9/8/06                 5,940,994
         1,500,000  FHLB Discount Notes, 5.27%, 9/25/06                1,481,116
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                          220,829,117
                                                                 ---------------

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.1%                                  511,327,686
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.9%                                    4,768,695
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $516,096,381
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 511,327,686
                                                                 =============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) - 38.3%
        $6,286,788  FHLMC, 4.50%, 1/1/19                          $    5,948,228
         7,706,392  FHLMC, 5.50%, 10/1/34                              7,423,868
         5,243,000  FNMA, 5.00%, settlement date
                    7/13/06(3)                                         4,902,205
        25,887,600  FNMA, 5.00%, settlement date
                    7/18/06(3)                                        24,932,995
        10,760,000  FNMA, 5.50%, settlement date
                    7/13/06(3)                                        10,336,325
         9,794,000  FNMA, 5.50%, settlement date
                    7/18/06(3)                                         9,613,418
        22,774,000  FNMA, 6.00%, settlement date
                    7/13/06(3)                                        22,418,156
        27,700,000  FNMA, 6.50%, settlement date
                    7/13/06(3)                                        27,847,141
        22,958,105  FNMA, 4.50%, 5/1/19                               21,735,039
         1,014,585  FNMA, 6.50%, 3/1/32                                1,023,856
           947,777  FNMA, 7.00%, 6/1/32                                  971,246
         1,352,388  FNMA, 6.50%, 8/1/32                                1,365,145
        14,174,362  FNMA, 5.50%, 7/1/33                               13,678,444
         3,161,124  FNMA, 5.00%, 11/1/33(2)                            2,970,237
         3,627,084  FNMA, 5.50%, 9/1/34                                3,494,206
        21,922,164  FNMA, 5.50%, 10/1/34                              21,119,046
        23,444,647  FNMA, 4.50%, 9/1/35                               21,261,857
         5,448,810  FNMA, 4.50%, 10/1/35                               4,941,504
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              205,982,916
  (Cost $210,339,921)                                            ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 30.5%
         4,000,000  FHLB, 4.00%, 3/10/08                               3,906,672
        42,800,000  FHLMC, 5.25%, 7/18/11(2)(4)                       42,374,869
         5,200,000  FHLMC, 5.50%, 3/28/16(4)                           5,093,712
        10,000,000  FHLMC, 5.875%, 5/23/16(4)                          9,931,590
        17,310,000  FHLMC, 5.30%, 5/12/20(4)                          15,934,097
        25,700,000  FNMA, 4.75%, 8/3/07(4)                            25,498,923
        20,800,000  FNMA, 5.00%, 9/14/07(4)                           20,676,406
        24,800,000  FNMA, 6.625%, 9/15/09(4)                          25,657,807
        15,600,000  FNMA, 5.80%, 2/9/26(4)                            15,058,820
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              164,132,896
  (Cost $166,803,969)                                            ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 24.3%
         2,756,197  FHLMC, Series 2560, Class FG
                    SEQ, VRN, 5.70%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.50% with a cap of 8.50%                     2,776,675
         5,297,613  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 5.50%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     5,308,388
         1,012,692  FHLMC, Series 2689, Class PY,
                    4.00%, 2/15/10                                     1,009,320
         5,510,609  FHLMC, Series 2779, Class FM
                    SEQ, VRN, 5.55%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     5,534,530
        13,573,464  FHLMC, Series 2780, Class BD
                    SEQ, 4.50%, 10/15/17                              13,292,370
        14,070,344  FHLMC, Series 2812, Class EF
                    SEQ, VRN, 5.60%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                    14,141,751
         8,085,669  FHLMC, Series 2831, Class AF,
                    VRN, 5.50%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     8,110,177
         8,530,920  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                     8,357,785
        14,576,560  FHLMC, Series 2855, Class FK
                    SEQ, VRN, 5.55%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                    14,609,096

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         6,137,127  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     6,045,524
         8,897,595  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31                                     8,786,873
         5,126,922  FNMA, Series 2003-42, Class FK,
                    VRN, 5.72%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     5,163,247
         9,782,526  FNMA, Series 2003-43, Class LF,
                    VRN, 5.67%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     9,833,297
         8,486,322  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 5.74%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     8,532,861
        11,018,003  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(4)                                 10,833,551
         7,994,179  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.77%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     8,047,948
                                                                 ---------------

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 130,383,393
  (Cost $131,134,133)                                            ---------------

U.S. TREASURY SECURITIES - 19.9%
        31,720,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(2)(4)                                     40,901,481
        10,700,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(2)                                        12,804,893
         2,300,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(2)                                         2,062,994
        11,976,292  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)                          11,440,640
        19,572,000  U.S. Treasury Notes, 4.875%,
                    4/30/11(2)                                        19,378,590
        17,700,000  U.S. Treasury Notes, 4.875%,
                    5/31/11(2)                                        17,525,779
         2,681,000  U.S. Treasury Notes, 5.125%,
                    5/15/16(2)                                         2,678,697
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       106,793,074
  (Cost $109,506,031)                                            ---------------

U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES(1) - 4.0%
         4,382,857  FHLMC, Series T19, Class A, VRN,
                    5.66%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.17% with no caps                                 4,385,368
         4,729,338  FHLMC, Series T20, Class A7,
                    VRN, 5.62%, 7/25/06s monthly off
                    the 1-month LIBOR plus 0.15%
                    with no caps                                       4,733,069
         9,364,984  FHLMC, Series T21, Class A, VRN,
                    5.68%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.18% with no caps                                 9,371,325
         1,780,800  FHLMC, Series T34, Class A1V,
                    VRN, 5.56%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            1,781,788
         1,371,062  FHLMC, Series T35, Class A, VRN,
                    5.60%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                 1,371,916
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES                  21,643,466
  (Cost $21,643,047)                                             ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 6.125% - 8.875%,
2/15/19 - 8/15/29, valued at $1,529,554), in a
joint trading account at 4.50%, dated 6/30/06,
due 7/3/06 (Delivery value $1,499,562) (4)                             1,499,000

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$5,176,081), in a joint trading account at 4.48%,
dated 6/30/06, due 7/3/06
(Delivery value $5,028,877) (4)                                        5,027,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       6,526,000
  (Cost $6,526,000)                                              ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(5) - 19.6%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.25%, dated 6/30/06, due
7/3/06 (Delivery value $50,021,875)                                   50,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 6/30/06, due 7/3/06
(Delivery value $55,495,443)                                          55,470,885
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                     105,470,885
  (Cost $105,470,885)                                            ---------------

TOTAL INVESTMENT SECURITIES - 137.8%                                 740,932,630
                                                                 ---------------
  (COST $751,423,986)
OTHER ASSETS AND LIABILITIES - (37.8)%                             (203,095,759)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  537,836,871
                                                                 ===============

FUTURES CONTRACTS
                                Expiration       Underlying Face   Unrealized
Contracts Purchased             Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
74 U.S. Treasury 2-Year Notes   September 2006   $15,005,812       $(45,260)
75 U.S. Long Bond               September 2006     7,999,219         18,581
                                                 ---------------------------
                                                 $23,005,031       $(26,679)
                                                 ===========================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
216 U.S. Treasury 5-Year Notes    September 2006   $22,335,750       $(15,720)
570 U.S. Treasury 10-Year Notes   September 2006    59,769,844        528,639
                                                   ---------------------------
                                                   $82,105,594       $512,919
                                                   ===========================

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount                Description of Agreement     Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
Interest Rate Swaps
--------------------------------------------------------------------------------
$8,485,000            Receive semiannually a       September 2030    $(128,540)
                      fixed rate equal to
                      5.6965% and pay quarterly
                      a variable rate based on
                      the 3-month LIBOR with
                      Barclays Capital, Inc.

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $140,202,325.
(3) Forward commitment.
(4) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap contract.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $ 751,423,986
                                           =============
Gross tax appreciation of investments      $     214,644
Gross tax depreciation of investments       (10,706,000)
                                           -------------
Net tax depreciation of investments        $(10,491,356)
                                           =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 90.8%
       $76,346,499  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                     $   74,330,496
        81,195,200  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                          74,363,432
        71,241,456  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                         84,557,552
        79,649,050  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29(1)                         98,578,204
        33,751,629  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32(1)                         39,853,316
           265,733  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07(1)                            266,512
        42,145,220  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08(1)                         42,882,804
        46,706,488  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(1)                         48,392,312
        54,837,256  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10(1)                          58,273,194
        44,021,862  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10(1)                         41,540,482
        44,792,154  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11(1)                          46,865,583
        10,149,000  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                         10,112,139
        71,415,516  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                         74,830,105
        65,373,589  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          67,339,962
        87,634,320  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)                         84,214,565
        75,224,490  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14(1)                          72,632,781
        79,830,396  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             76,902,296
        73,954,098  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            68,965,155
        69,569,789  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(1)                         66,034,252
        63,535,244  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(1)                          60,693,567
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                     1,191,628,709
  (Cost $1,220,070,931)                                          ---------------

CORPORATE BONDS - 5.2%
        26,370,000  SLM Corporation, 1.32%, 1/25/10                   25,335,769
        44,670,780  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                     42,831,237
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 68,167,006
  (Cost $71,040,781)                                             ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.2%
        41,957,850  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                   42,050,157
                                                                 ---------------
  (Cost $42,472,736)

TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $1,861,618), in a joint
trading account at 4.48%, dated 6/30/06, due
7/3/06 (Delivery value $1,808,675)                                     1,808,000
                                                                 ---------------
  (Cost $1,808,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(2) - 31.1%
Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.25%, dated 6/30/06, due 7/3/06
(Delivery value $200,087,500)                                        200,000,000

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 5.31%,
dated 6/30/06, due 7/3/06
(Delivery value $207,888,222)                                        207,796,229
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                     407,796,229
  (Cost $407,796,229)                                            ---------------

TOTAL INVESTMENT SECURITIES - 130.4%                               1,711,450,101
                                                                 ---------------
  (COST $1,743,188,677)
OTHER ASSETS AND LIABILITIES - (30.4)%                             (399,388,387)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,312,061,714
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
TVA = Tennessee Valley Authority
(1) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $403,548,675.
(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,745,728,157
                                           ==============
Gross tax appreciation of investments      $   10,431,287
Gross tax depreciation of investments        (44,709,343)
                                           --------------
Net tax depreciation of investments        $ (34,278,056)
                                           ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
JUNE 30, 2006

[american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 45.2%
        $9,600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38                 $    8,974,099
         7,139,933  Bank of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%, 11/10/39                      6,833,929
        66,092,255  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.77%, 7/1/06                                      2,284,068
         4,165,825  Bear Stearns Commercial Mortgage
                    Securities, Series 2003-2, Class
                     A5, 3.99%, 1/25/33 (Acquired
                    12/10/04, Cost $4,182,098)(2)                      4,082,179
        76,966,847  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.00%,
                    7/1/06                                             2,253,204
         1,294,836  FHLMC, Series 2552, Class HA
                    SEQ, 5.00%, 9/15/16                                1,280,331
           579,411  FHLMC, Series 2605, Class PB,
                    4.00%, 11/15/10                                      578,700
        10,889,976  FHLMC, Series 2624, Class FE
                    SEQ, VRN, 5.50%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 8.00%                    10,913,335
         9,005,942  FHLMC, Series 2625, Class FJ SEQ,
                    VRN, 5.50%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with a cap of 7.50%                     9,024,260
         8,578,930  FHLMC, Series 2688, Class DE
                    SEQ, 4.50%, 2/15/20                                8,326,632
         3,442,467  FHLMC, Series 2689, Class PY,
                    4.00%, 2/15/10                                     3,431,003
         2,856,596  FHLMC, Series 2695, Class PA,
                    4.00%, 5/15/09                                     2,851,749
         3,379,326  FHLMC, Series 2706, Class UA,
                    3.50%, 4/15/09                                     3,369,695
         2,148,737  FHLMC, Series 2709, Class PA,
                    3.75%, 1/15/11                                     2,144,156
        13,882,568  FHLMC, Series 2718, Class FW,
                    VRN, 5.55%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                    13,964,600
        10,749,654  FHLMC, Series 2743, Class OK,
                    4.00%, 4/15/21                                    10,561,642
        13,009,241  FHLMC, Series 2764, Class OA,
                    3.50%, 4/15/10                                    12,918,047
         5,510,609  FHLMC, Series 2779, Class FM SEQ,
                    VRN, 5.55%, 7/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 7.50%                     5,534,530
        22,622,441  FHLMC, Series 2780, Class BD SEQ,
                    4.50%, 10/15/17                                   22,153,953
        11,622,778  FHLMC, Series 2827, Class F, VRN,
                    5.55%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with a cap of 7.50%                               11,674,883
         7,951,794  FHLMC, Series 2831, Class AF, VRN,
                    5.50%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus 0.30%
                    with a cap of 7.50%                                7,975,896
        11,083,067  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11                                   10,943,354
         2,958,629  FHLMC, Series 2890, Class AB
                    SEQ, 3.75%, 12/15/11                               2,855,107
        11,870,495  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                    11,693,316
        28,749,346  FHLMC, Series 2931, Class QA,
                    4.50%, 4/15/15                                    28,239,994
        15,623,879  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                   15,385,677
        17,131,134  FHLMC, Series 2941, Class XA,
                    5.00%, 2/15/25                                    16,922,066
           749,618  FHLMC, Series 2943, Class HA,
                    5.00%, 9/15/19                                       744,402
         2,406,603  FNMA, Series 2002-71, Class UB,
                    5.00%, 11/25/15                                    2,376,737
        12,050,942  FNMA, Series 2002-83, Class GM,
                    5.00%, 5/25/16                                    11,887,061
        17,471,912  FNMA, Series 2003-17, Class FN,
                    VRN, 5.62%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                           17,563,901
         9,364,893  FNMA, Series 2003-24, Class BF,
                    VRN, 5.67%, 7/25/06s monthly off
                    the 1-month LIBOR plus 0.35%
                    with no caps                                       9,406,370
         2,600,484  FNMA, Series 2003-3, Class HA,
                    5.00%, 9/25/16                                     2,561,469
         7,690,384  FNMA, Series 2003-42, Class FK,
                    VRN, 5.72%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with a cap of 7.50%                     7,744,870
         9,782,525  FNMA, Series 2003-43, Class LF,
                    VRN, 5.67%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with a cap of 8.00%                     9,833,296
         7,994,179  FNMA, Series 2004 W5, Class F1,
                    VRN, 5.77%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with a cap of 7.50%                     8,047,948
         7,815,180  FNMA, Series 2004-50, Class MA,
                    4.50%, 5/25/19                                     7,751,595

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         5,749,996  GMAC Commercial Mortgage
                    Securities, Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.07%, 7/1/06 (Acquired 2/22/02,
                    Cost $1,771,318)(2)                                1,096,255
        20,000,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                      19,198,120
        13,155,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.30%, 7/1/06,
                    Final Maturity 8/10/42                            12,610,304
        15,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 7/11/06                               14,617,065
        27,250,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                               26,460,949
        10,000,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.62%, 7/1/06                                      9,970,480
         6,766,901  Morgan Stanley Capital I, Series
                    2004 T13, Class A1 SEQ, 2.85%,
                    9/13/45                                            6,485,087
        10,839,164  Washington Mutual, Inc., Series
                    2002 AR19, Class A6, 4.16%,
                    2/25/33                                           10,704,173
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                            416,230,487
  (Cost $420,484,173)                                            ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 32.5%
        57,950,000  FHLB, 4.25%, 4/16/07                              57,385,045
        29,890,000  FHLB, 4.00%, 3/10/08                              29,192,607
        23,100,000  FHLMC, 6.625%, 9/15/09(3)                         23,906,906
        42,000,000  FNMA, 4.75%, 8/3/07(4)                            41,671,392
       146,725,000  FNMA, 5.00%, 9/14/07(4)                          145,853,159
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              298,009,109
  (Cost $299,059,991)                                            ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 16.1%
         3,997,246  FHLMC, 5.00%, 6/1/09                               3,923,961
         8,670,316  FHLMC, 5.00%, 7/1/09                               8,511,355
           294,449  FHLMC, 6.50%, 1/1/11                                 297,541
           522,132  FHLMC, 6.50%, 5/1/11                                 528,931
           460,228  FHLMC, 6.50%, 12/1/12                                466,221
         1,307,718  FHLMC, 6.00%, 2/1/13                               1,309,940
            73,615  FHLMC, 7.00%, 11/1/13                                 75,517
            57,256  FHLMC, 7.00%, 12/1/14                                 58,740
         2,188,096  FHLMC, 6.00%, 1/1/15                               2,191,908
           933,127  FHLMC, 7.50%, 5/1/16                                 972,113
         1,892,599  FHLMC, 5.50%, 11/1/17                              1,860,799
        17,303,825  FHLMC, 5.50%, 11/1/18(4)                          17,005,022
        12,076,608  FHLMC, 4.50%, 6/1/19                              11,419,556
        18,360,000  FNMA, 5.50%, settlement date
                    7/13/06(5)                                        17,637,075
         5,468,520  FNMA, 5.50%, settlement date
                    7/18/06(5)                                         5,367,691
        20,760,000  FNMA, 6.00%, settlement date
                    7/13/06(5)                                        20,435,625
        36,175,000  FNMA, 6.50%, settlement date
                    7/13/06(5)                                        36,367,162
            32,399  FNMA, 8.00%, 5/1/12                                   33,748
         1,914,715  FNMA, 6.50%, 1/1/13                                1,942,355
            20,673  FNMA, 6.50%, 3/1/13                                   20,971
           209,006  FNMA, 6.00%, 6/1/13                                  209,622
            26,496  FNMA, 6.50%, 6/1/13                                   26,868

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

            57,315  FNMA, 6.00%, 1/1/14                                   57,536
           490,659  FNMA, 6.00%, 7/1/14                                  492,375
           911,870  FNMA, 5.50%, 4/1/16                                  896,909
        11,212,525  FNMA, 4.50%, 5/1/19                               10,615,189
           701,491  FNMA, 7.00%, 5/1/32                                  718,861
           665,162  FNMA, 7.00%, 5/1/32                                  681,633
         1,997,573  FNMA, 7.00%, 6/1/32                                2,047,036
           256,976  FNMA, 7.00%, 6/1/32                                  263,380
         1,170,881  FNMA, 7.00%, 8/1/32                                1,199,875
            13,790  GNMA, 5.50%, 1/20/09                                  13,634
            28,370  GNMA, 9.00%, 12/20/16                                 30,286
            26,963  GNMA, 9.00%, 8/20/17                                  28,796
            31,021  GNMA, 9.50%, 11/20/19                                 33,804
                                                                 ---------------

TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           147,742,035
  (Cost $150,419,337)                                            ---------------
U.S. TREASURY SECURITIES - 6.2%
        44,000,000  U.S. Treasury Notes, 4.375%,
                    12/31/07(3)                                       43,489,556
        13,370,000  U.S. Treasury Notes, 4.875%,
                    4/30/11(3)                                        13,237,878
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        56,727,434
  (Cost $57,296,581)                                             ---------------

ASSET-BACKED SECURITIES(1) - 4.3%
           596,762  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 5.75%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                              599,334
        10,000,000  CNH Equipment Trust, Series
                    2005 B, Class A3 SEQ, 4.27%,
                    1/15/10                                            9,828,230
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09                                   29,206,170
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         39,633,734
  (Cost $40,594,555)                                             ---------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(6) - 1.8%
        15,000,000  BECC, 3.28%, 11/15/11                             14,716,711
           382,500  TIGR, 3.21%, 11/15/06                                220,790
         1,077,000  TR, 3.23%, 11/15/06                                1,056,849
           100,000  U.S. Treasury Corpus, 3.28%, 11/15/06                 98,111
                                                                 ---------------

TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            16,092,461
  (Cost $16,215,738)                                             ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES(1)- 1.2%
            25,260  FHLMC, 5.97%, 8/1/18                                  25,408
            93,921  FHLMC, 5.93%, 11/1/18                                 94,363
           444,623  FHLMC, 6.30%, 9/1/20                                 453,832
            59,780  FHLMC, 5.125%, 1/1/21                                 59,625

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

            72,689  FHLMC, 7.01%, 3/1/24                                  73,260
            17,439  FNMA, 7.49%, 8/1/14                                   17,361
           111,842  FNMA, 6.375%, 4/1/16                                 111,788
            58,580  FNMA, 5.82%, 1/1/17                                   59,371
           294,390  FNMA, 5.96%, 5/1/17                                  297,122
           158,025  FNMA, 5.26%, 7/1/17                                  157,518
            65,665  FNMA, 5.35%, 7/1/17                                   66,122
           140,679  FNMA, 5.54%, 2/1/18                                  142,030
            89,348  FNMA, 6.50%, 2/1/18                                   91,938
            74,383  FNMA, 6.70%, 5/1/18                                   74,521
            52,943  FNMA, 6.49%, 6/1/18                                   54,276
            79,615  FNMA, 6.25%, 8/1/19                                   80,149
           451,951  FNMA, 5.70%, 9/1/19                                  453,187
           160,801  FNMA, 6.02%, 1/1/20                                  163,478
            56,659  FNMA, 6.26%, 3/1/21                                   57,650
            50,263  FNMA, 5.16%, 8/1/21                                   49,296
            64,333  FNMA, 5.81%, 5/1/22                                   64,633
           111,588  FNMA, 6.33%, 5/1/22                                  112,000
            79,493  FNMA, 6.17%, 1/1/23                                   80,526
            11,511  FNMA, 5.875%, 6/1/23                                  11,700
            15,606  FNMA, 5.875%, 7/1/23                                  15,862
            80,984  FNMA, 6.13%, 8/1/23                                   82,268
           248,870  FNMA, 6.55%, 8/1/23                                  250,535
         1,349,276  FNMA, 5.50%, 5/1/25                                1,361,001
            16,717  FNMA, 4.97%, 4/1/26                                   16,724
            19,425  FNMA, 4.70%, 1/1/27                                   19,433
            17,258  FNMA, 6.35%, 1/1/27                                   17,497
            48,478  FNMA, 4.75%, 1/1/29                                   49,062
         5,965,604  FNMA, 4.61%, 3/1/33                                5,853,706
            45,729  GNMA, 4.375%, 5/20/17                                 45,590
            96,401  GNMA, 5.875%, 2/20/21                                 97,505
            41,294  GNMA, 5.625%, 11/20/21                                41,522
             1,190  GNMA, 5.375%, 1/20/22                                  1,192
            26,792  GNMA, 5.25%, 8/20/26                                  27,216
                                                                 ---------------

TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            10,730,267
  (Cost $11,139,192)                                             ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
         7,127,000  FHLB Discount Notes, 4.90%,
                    7/3/06(7)                                          7,127,000
                                                                 ---------------
  (Cost $7,125,060)

COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 6.3%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 5.31%,
dated 6/30/06, due 7/3/06
(Delivery value $57,584,800)                                          57,559,330
                                                                 ---------------
  (Cost $57,559,330)

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 114.4%                               1,049,851,857
                                                                 ---------------
  (COST $1,059,893,957)
OTHER ASSETS AND LIABILITIES - (14.4)%                             (131,912,538)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  917,939,319
                                                                 ===============
FUTURES CONTRACTS

                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
250 U.S. Treasury 2-Year Notes    September 2006   $50,695,313       $(152,906)
                                                   ============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
441 U.S. Treasury 5-Year Notes    September 2006   $45,602,156       $ 11,117
200 U.S. Treasury 10-Year Notes   September 2006    20,971,875        185,488
                                                   --------------------------
                                                   $66,574,031       $196,605
                                                   ==========================

NOTES TO SCHEDULE OF INVESTMENTS
BECC = Book Entry Callable Corpus
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006, was $5,178,434, which represented 0.6% of total net assets.
(3) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $57,892,568.
(4) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.
(5) Forward commitment.
(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(7) The rate indicated is the yield to maturity at purchase.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $1,059,941,978
                                            ==============
Gross tax appreciation of investments       $      694,260
Gross tax depreciation of investments         (10,784,381)
                                            --------------
Net tax depreciation of investments         $ (10,090,121)
                                            ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:
   ---------------------------------------------------
   Name:   William M. Lyons
   Title:  President

Date:  August 24, 2006
     -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William M. Lyons
   ---------------------------------------------------
   Name:   William M. Lyons
   Title:  President
           (principal executive officer)

Date:  August 24, 2006
     -----------------------------

By: /s/ Maryanne L. Roepke
   ---------------------------------------------------
   Name:   Maryanne L. Roepke
   Title:  Sr. Vice President, Treasurer, and
           Chief Financial Officer
           (principal financial officer)

Date:  August 24, 2006
     ----------------------------